PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Property, Plant and Equipment
Subtotal	$ 31,203,931	$ 30,902,239
Less: accumulated depreciation	(22,060,348)	(21,916,969)
Property and equipment, net	9,143,583	8,985,270
Depreciation expense	1,077,376	1,172,644	$ 1,145,447
Prepayments for property and equipment	634,442	2,021,330
Property received and accepted out of Prepayments	634,442	2,021,330
Property and Buildings
Property, Plant and Equipment
Subtotal	12,889,450	11,848,216
Machinery and equipment
Property, Plant and Equipment
Subtotal	17,833,560	18,275,500
Automobiles
Property, Plant and Equipment
Subtotal	285,747	586,630
Office and electric equipment
Property, Plant and Equipment
Subtotal	$ 195,174	$ 191,893